Acquisitions (Tables)	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Schedule of Preliminary Allocation of Purchase Consideration
	Amortization Period	Amount
	(years)	$ thousands
Repayment of Siklu's outstanding debt obligations		8,341
Share Consideration		944
Holdback Consideration		1,617

Fair value of total consideration		10,902
Fair value of assets acquired and liabilities assumed:
Current assets (including cash and cash equivalents of $370 thousand)		5,732
Non-current assets		2,047
Trademark	2	440
Customer Relationships	4-5	1,209
Technology	2-6	3,638
Goodwill		7,749
Other current liabilities		(6,694)
Long-term liabilities		(3,219)

		10,902

Schedule of Acquisition and Integration Related Charges
	Year ended December 31,
	2023	2022	2021
	$ thousands	$ thousands	$ thousands
Acquisition-related professional and services fees	720	-	-
Integration-related expenses	398	-	-

Total acquisition- and integration-related expense	1,118	-	-